STATEMENT OF CASH FLOWS- Schedule of property, plant and equipment and intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net cash flows from
Purchases of property, plant and equipment	$ 1,775,818	$ 1,325,463	$ 795,787
Additions associated with maintenance	449,502	358,475	337,126
Other additions	1,326,316	966,988	458,661
Purchases of intangible assets	104,483	94,412	68,052
Other additions	$ 104,483	$ 94,412	$ 68,052